UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2005 and Year Ended December 31, 2004

Maxim Aggressive Profile II,
Maxim Conservative Profile II,
Maxim Moderate Profile II,
Maxim Moderately Aggressive Profile II
and Maxim Moderately Conservative Profile II Portfolios

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2005
UNAUDITED

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                                                                      MAXIM          MAXIM
                                            MAXIM         MAXIM         MAXIM        MODERATELY    MODERATELY
                                           AGGRESSIVE   CONSERVATIVE   MODERATE      AGGRESSIVE   CONSERVATIVE
                                          PROFILE II    PROFILE II    PROFILE II    PROFILE II    PROFILE II
                                          PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                          -----------   -----------   -----------   -----------   ------------
                                          -----------   -----------   -----------   -----------   ------------
ASSETS:
   Investments in securities,           $ 677,327,703 $ 216,355,487 $ 995,430,207 $ 72,848,511  $  17,762,357
       market value (1)
                                          -----------   -----------   -----------   -----------   ------------
                                          -----------   -----------   -----------   -----------   ------------

LIABILITIES:
   Due to investment adviser                  12,973         4,162        19,125         1,395            340
                                          -----------   -----------   -----------   -----------   ------------
                                          -----------   -----------   -----------   -----------   ------------

NET ASSETS                              $ 677,314,730 $ 216,351,325 $ 995,411,082 $ 72,847,116  $  17,762,017
                                          ===========   ===========   ===========   ===========   ============
                                          ===========   ===========   ===========   ===========   ============

NET ASSETS REPRESENTED BY:
   Capital stock, $.10 par value        $  7,053,903  $  2,251,048  $ 10,702,079  $    761,413  $     185,637
   Additional paid-in capital             543,474,447   205,296,115   866,273,803   81,948,141     19,513,968
   Net unrealized appreciation            88,311,882     6,968,585    89,089,555     4,925,556        690,210
       on investments
   Overdistributed net investment             (4,002)      (14,607)      (74,635)         (430)          (102)
       income
   Accumulated net realized gain          38,478,500     1,850,184    29,420,280    (14,787,564)   (2,627,696)
       (loss) on investments
                                          -----------   -----------   -----------   -----------   ------------
                                          -----------   -----------   -----------   -----------   ------------

NET ASSETS                              $ 677,314,730 $ 216,351,325 $ 995,411,082 $ 72,847,116  $  17,762,017
                                          ===========   ===========   ===========   ===========   ============
                                          ===========   ===========   ===========   ===========   ============

NET ASSET VALUE PER OUTSTANDING SHARE   $       9.60  $       9.61  $       9.30  $       9.57  $        9.57
                                          ===========   ===========   ===========   ===========   ============
                                          ===========   ===========   ===========   ===========   ============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
   Authorized                             200,000,000   150,000,000   200,000,000   150,000,000   150,000,000
   Outstanding                            70,539,028    22,510,481    107,020,786    7,614,127      1,856,372

(1) Cost of investments in securities: $ 589,015,821 $ 209,386,902 $ 906,340,652
$ 67,922,955 $ 17,072,147

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
UNAUDITED
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

                                                                                                 MAXIM         MAXIM
                                                       MAXIM         MAXIM         MAXIM       MODERATELY   MODERATELY
                                                     AGGRESSIVE   CONSERVATIVE   MODERATE      AGGRESSIVE   CONSERVATIVE
                                                    PROFILE II    PROFILE II    PROFILE II    PROFILE II    PROFILE II
                                                     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                    ------------  ------------  ------------  ------------  ------------
                                                    ------------  ------------  ------------  ------------  ------------

INVESTMENT INCOME:
   Income distributions received                  $     850,955 $   2,694,135 $   5,028,137 $     307,460 $     133,249
                                                    ------------  ------------  ------------  ------------  ------------
                                                    ------------  ------------  ------------  ------------  ------------

EXPENSES:
   Management fees                                      330,193       104,553       486,708        35,670         8,850
                                                    ------------  ------------  ------------  ------------  ------------
                                                    ------------  ------------  ------------  ------------  ------------

NET INVESTMENT INCOME                                   520,762     2,589,582     4,541,429       271,790       124,399
                                                    ------------  ------------  ------------  ------------  ------------
                                                    ------------  ------------  ------------  ------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments                  24,094,131     1,083,835    14,558,736     2,623,546       405,838
   Capital gain distributions received
   Change in net unrealized appreciation            (24,761,965)   (1,085,973)  (16,626,297)   (2,677,302)     (371,886)
       on investments
                                                    ------------  ------------  ------------  ------------  ------------
                                                    ------------  ------------  ------------  ------------  ------------

   Net realized and unrealized gain (loss)             (667,834)       (2,138)   (2,067,561)      (53,756)       33,952
       on investments
                                                    ------------  ------------  ------------  ------------  ------------
                                                    ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                $    (147,072)$   2,587,444 $   2,473,868 $     218,034 $     158,351
                                                    ============  ============  ============  ============  ============
                                                    ============  ============  ============  ============  ============

   See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2005 AND YEAR ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                   MAXIM AGGRESSIVE            MAXIM CONSERVATIVE                MAXIM MODERATE
                                                 PROFILE II PORTFOLIO         PROFILE II PORTFOLIO             PROFILE II PORTFOLIO
                                               ---------------------------  -------------------------   ---------------------------
                                                    2005          2004         2005          2004          2005           2004
                                                 -----------   -----------  ------------  -----------   -----------   -------------
                                                 -------------------------  -------------------------   ---------------------------
                                                        UNAUDITED                  UNAUDITED                    UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                     $    520,762  $ 10,443,600 $   2,589,582 $  6,348,306  $  4,541,429  $   22,924,616
     Net realized gain on investments            24,094,131    49,137,987     1,083,835    5,899,536    14,558,736      51,752,235
     Capital gain distributions received                       18,460,136             0      825,586             0      14,448,248
     Change in net unrealized appreciation       (24,761,965)  22,178,188    (1,085,973)   1,059,261    (16,626,297)    15,594,703
          on investments
                                                 -----------   -----------  ------------  -----------   -----------   -------------
                                                 -----------   -----------  ------------  -----------   -----------   -------------

     Net increase (decrease) in net assets         (147,072)   100,219,911    2,587,444   14,132,689     2,473,868     104,719,802
          resulting from operations
                                                 -----------   -----------  ------------  -----------   -----------   -------------
                                                 -----------   -----------  ------------  -----------   -----------   -------------

DISTRIBUTIONS:
     From net investment income                    (580,948)   (10,409,817)  (2,604,189)  (8,411,914)   (4,616,064)    (27,833,389)
     From net realized gains                                   (30,099,010)           0   (4,622,829)            0     (45,348,690)
                                                 -----------   -----------  ------------  -----------   -----------   -------------
                                                 -----------   -----------  ------------  -----------   -----------   -------------

     Total distributions                           (580,948)   (40,508,827)  (2,604,189)  (13,034,743)  (4,616,064)    (73,182,079)
                                                 -----------   -----------  ------------  -----------   -----------   -------------
                                                 -----------   -----------  ------------  -----------   -----------   -------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares           129,532,937   154,357,649   49,301,088   61,914,387    182,022,579    206,224,576
     Reinvestment of distributions                  580,948    40,508,827     2,604,189   13,034,743     4,616,064      73,182,079
     Redemptions of shares                       (138,862,490) (159,347,023)(50,896,777)  (63,535,432)  (193,398,568) (237,822,864)
                                                 -----------   -----------  ------------  -----------   -----------   -------------
                                                 -----------   -----------  ------------  -----------   -----------   -------------

     Net increase (decrease) in net              (8,748,605)   35,519,453     1,008,500   11,413,698    (6,759,925)     41,583,791
         assets resulting from
         share transactions
                                                 -----------   -----------  ------------  -----------   -----------   -------------
                                                 -----------   -----------  ------------  -----------   -----------   -------------

     Total increase (decrease) in net assets     (9,476,625)   95,230,537       991,755   12,511,644    (8,902,121)     73,121,514

NET ASSETS:
     Beginning of period                         686,791,355   591,560,818  215,359,570   202,847,926   1,004,313,203  931,191,689
                                                 -----------   -----------  ------------  -----------   -----------   -------------
                                                 -----------   -----------  ------------  -----------   -----------   -------------

     End of period  (1)                        $ 677,314,730 $ 686,791,355$ 216,351,325 $ 215,359,570 $ 995,411,082 $ 1,004,313,203
                                                 ===========   ===========  ============  ===========   ===========   =============
                                                 ===========   ===========  ============  ===========   ===========   =============

OTHER INFORMATION:

SHARES:
     Sold                                        13,691,829    16,982,908     5,131,822    6,413,388    19,706,922      22,387,352
     Issued in reinvestment of distributions         60,390     4,305,374       270,987    1,367,930       495,818       7,981,359
     Redeemed                                    (14,678,361)  (17,546,694)  (5,300,857)  (6,584,843)   (20,953,423)   (25,815,019)
                                                 -----------   -----------  ------------  -----------   -----------   -------------
                                                 -----------   -----------  ------------  -----------   -----------   -------------

     Net increase (decrease)                       (926,142)    3,741,588       101,952    1,196,475      (750,683)      4,553,692
                                                 ===========   ===========  ============  ===========   ===========   =============
                                                 ===========   ===========  ============  ===========   ===========   =============

(1)  Including undistributed (overdistributed)       (4,002) $     56,184       (14,607)$                  (74,635) $
          net investment income


See notes to financial statements.
                                                                                                                        (Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2005 AND YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

                                                               MAXIM MODERATELY AGGRESSIVE           MAXIM MODERATELY CONSERVATIVE
                                                                 PROFILE II PORTFOLIO                   PROFILE II PORTFOLIO
                                                               -------------------------------------------------------------------
                                                               -----------------------------        ------------------------------
                                                                   2005            2004                 2005             2004
                                                               -------------   -------------        -------------    -------------
                                                               -----------------------------        ------------------------------
                                                                  UNAUDITED                            UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                   $      271,790  $    1,486,994       $      124,399   $      455,133
     Net realized gain on investments                             2,623,546       4,900,018              405,838          764,378
     Capital gain distributions received                                  0       1,200,190                    0          214,732
     Change in net unrealized appreciation on investments        (2,677,302)      1,180,251             (371,886)         166,591
                                                               -------------   -------------        -------------    -------------
                                                               -------------   -------------        -------------    -------------

     Net increase in net assets resulting from operations           218,034       8,767,453              158,351        1,600,834
                                                               -------------   -------------        -------------    -------------
                                                               -------------   -------------        -------------    -------------

DISTRIBUTIONS:
     From net investment income                                    (277,574)     (1,490,414)            (125,709)        (456,664)
                                                               -------------   -------------        -------------    -------------
                                                               -------------   -------------        -------------    -------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                           11,122,548      17,888,092            2,844,362        6,662,239
     Reinvestment of distributions                                  277,574       1,490,414              125,709          456,664
     Redemptions of shares                                      (13,023,204)    (18,240,128)          (4,073,083)      (4,891,371)
                                                               -------------   -------------        -------------    -------------
                                                               -------------   -------------        -------------    -------------

     Net increase (decrease) in net assets resulting             (1,623,082)      1,138,378           (1,103,012)       2,227,532
          share transactions
                                                               -------------   -------------        -------------    -------------
                                                               -------------   -------------        -------------    -------------

     Total increase (decrease) in net assets                     (1,682,622)      8,415,417           (1,070,370)       3,371,702

NET ASSETS:
     Beginning of period                                         74,529,738      66,114,321           18,832,387       15,460,685
                                                               -------------   -------------        -------------    -------------
                                                               -------------   -------------        -------------    -------------

     End of period  (1)                                      $   72,847,116  $   74,529,738       $   17,762,017   $   18,832,387
                                                               =============   =============        =============    =============
                                                               =============   =============        =============    =============

OTHER INFORMATION:

SHARES:
     Sold                                                         1,177,291       2,009,513              299,522          729,570
     Issued in reinvestment of distributions                         28,974         160,398               13,122           48,992
     Redeemed                                                    (1,369,156)     (2,063,577)            (426,940)        (539,536)
                                                               -------------   -------------        -------------    -------------
                                                               -------------   -------------        -------------    -------------

     Net increase (decrease)                                       (162,891)        106,334             (114,296)         239,026
                                                               =============   =============        =============    =============
                                                               =============   =============        =============    =============

(1)  Including undistributed (overdistributed)               $         (430) $        5,354       $         (102)  $        1,208
         net investment income


See notes to financial statements.
                                                                                                                       (Concluded)

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:



                                                 Six Months Ended                   Year Ended December 31,
                                                 --------------------------------------------------------------------------
                                                 --------------------------------------------------------------------------
                                                 June 30, 2005     2004         2003         2002        2001         2000
                                                 -------------  -----------   ----------   ----------  ----------   ---------
                                                 -------------  -----------   ----------   ----------  ----------   ---------
                                    UNAUDITED
Net Asset Value, Beginning of Period           $       9.61 $       8.73  $      6.72  $      8.32 $      9.85  $    11.01

Income from Investment Operations

Net investment income                                  0.01         0.15         0.05         0.04        0.03        0.30
Capital gain distributions received                    0.00         0.26         0.04         0.08        0.09        0.36
                                                 -----------  -----------   ----------   ----------  ----------   ---------
                                                 -----------  -----------   ----------   ----------  ----------   ---------

    Total distributions received                       0.01         0.41         0.09         0.12        0.12        0.66

Net realized and unrealized gain (loss) on investments(0.01)        1.07         1.97        (1.68)      (1.46)      (1.32)
                                                 -----------  -----------   ----------   ----------  ----------   ---------
                                                 -----------  -----------   ----------   ----------  ----------   ---------

Total Income (Loss) From Investment Operations         0.00         1.48         2.06        (1.56)      (1.34)      (0.66)
                                                 -----------  -----------   ----------   ----------  ----------   ---------
                                                 -----------  -----------   ----------   ----------  ----------   ---------

Less Distributions

From net investment income                            (0.01)       (0.15)       (0.05)       (0.04)      (0.10)      (0.30)
From net realized gains                                            (0.45)                                (0.09)      (0.20)
                                                 -----------  -----------   ----------   ----------  ----------   ---------
                                                 -----------  -----------   ----------   ----------  ----------   ---------

Total Distributions                                   (0.01)       (0.60)       (0.05)       (0.04)      (0.19)      (0.50)
                                                 -----------  -----------   ----------   ----------  ----------   ---------
                                                 -----------  -----------   ----------   ----------  ----------   ---------

Net Asset Value, End of Period                 $       9.60 $       9.61  $      8.73  $      6.72 $      8.32  $     9.85
                                                 ===========  ===========   ==========   ==========  ==========   =========
                                                 ===========  ===========   ==========   ==========  ==========   =========


Total Return                                         (0.02%)o     17.13%       30.70%        (18.82%)     (13.37%)  (6.15%)

Net Assets, End of Period ($000)               $    677,315 $    686,791  $   591,561  $   367,126 $    97,128  $   56,990

Ratio of Expenses to Average Net Assets #             0.10% *      0.10%        0.10%        0.10%       0.10%       0.10%

Ratio of Net Investment Income to Average Net Assets  0.16% *      1.71%        0.81%        1.00%       0.78%       0.60%

Portfolio Turnover Rate                              12.86% o     37.96%       57.59%       73.73%      50.89%     175.29%


 # Does not include expenses of the investment companies in which the portfolio invests.

 o Based on operations for the period shown and, accordingly are not representative of a full year.

 *  Annualized


See notes to financial statements.                                                                                (Continued)

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:



                                                 Six Months Ended                   Year Ended December 31,
                                                 --------------------------------------------------------------------------
                                                 --------------------------------------------------------------------------
                                                 June 30, 2005           2004         2003         2002        2001         2000
                                                 -------------       -----------   ----------   ----------  ----------   ---------
                                                 -------------       -----------   ----------   ----------  ----------   ---------
                                                            UNAUDITED
Net Asset Value, Beginning of Period               $       9.61  $       9.56  $       8.95  $      9.41  $      9.81  $     10.23

Income from Investment Operations

Net investment income                                      0.12          0.40          0.37         0.33         0.38         0.44
Capital gain distributions received                        0.00          0.04          0.04         0.08         0.04         0.12
                                                     -----------   -----------   -----------   ----------   ----------   ----------
                                                     -----------   -----------   -----------   ----------   ----------   ----------

    Total distributions received                           0.12          0.44          0.41         0.41         0.42         0.56

Net realized and unrealized gain (loss) on investments     0.00          0.23          0.61        (0.54)       (0.36)       (0.45)
                                                     -----------   -----------   -----------   ----------   ----------   ----------
                                                     -----------   -----------   -----------   ----------   ----------   ----------

Total Income (Loss) From Investment Operations             0.12          0.67          1.02        (0.13)        0.06         0.11
                                                     -----------   -----------   -----------   ----------   ----------   ----------
                                                     -----------   -----------   -----------   ----------   ----------   ----------

Less Distributions

From net investment income                                (0.12)        (0.40)        (0.37)       (0.33)       (0.42)       (0.44)
From net realized gains                                                 (0.22)        (0.04)                    (0.04)       (0.09)
                                                     -----------   -----------   -----------   ----------   ----------   ----------
                                                     -----------   -----------   -----------   ----------   ----------   ----------

Total Distributions                                       (0.12)        (0.62)        (0.41)       (0.33)       (0.46)       (0.53)
                                                     -----------   -----------   -----------   ----------   ----------   ----------
                                                     -----------   -----------   -----------   ----------   ----------   ----------

Net Asset Value, End of Period                     $       9.61  $       9.61  $       9.56  $      8.95  $      9.41  $      9.81
                                                     ===========   ===========   ===========   ==========   ==========   ==========
                                                     ===========   ===========   ===========   ==========   ==========   ==========


Total Return                                              1.21% o       7.10%        11.47%       (1.42%)       0.60%        0.95%

Net Assets, End of Period ($000)                   $    216,351  $    215,360  $    202,848  $   138,060  $    16,771  $     4,889

Ratio of Expenses to Average Net Assets #                 0.10% *       0.10%         0.10%        0.10%        0.10%        0.10%

Ratio of Net Investment Income to Average Net Assets      2.48% *       3.14%         3.50%        5.39%        5.16%        5.98%

Portfolio Turnover Rate                                  33.99% o      46.10%        75.27%       49.35%       66.37%       88.50%


 # Does not include expenses of the investment companies in which the portfolio invests.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized


See notes to financial statements.                                                                                       (Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:



                                                 Six Months Ended                   Year Ended December 31,
                                                 --------------------------------------------------------------------------
                                                 --------------------------------------------------------------------------
                                                 June 30, 2005     2004         2003         2002        2001         2000
                                                 -------------  -----------   ----------   ----------  ----------   ---------
                                                 -------------  -----------   ----------   ----------  ----------   ---------
                                    UNAUDITED
Net Asset Value, Beginning of Period           $       9.32 $       9.02  $      7.64  $     8.64  $     9.61  $    10.37

Income from Investment Operations

Net investment income                                  0.04         0.27         0.16        0.17        0.20        0.37
Capital gain distributions received                                 0.13         0.04        0.08        0.07        0.22
                                                 -----------  -----------   ----------   ---------   ---------   ---------
                                                 -----------  -----------   ----------   ---------   ---------   ---------

    Total distributions received                       0.04         0.40         0.20        0.25        0.27        0.59

Net realized and unrealized gain (loss) on investments(0.02)        0.62         1.34       (1.08)      (0.92)      (0.81)
                                                 -----------  -----------   ----------   ---------   ---------   ---------
                                                 -----------  -----------   ----------   ---------   ---------   ---------

Total Income (Loss) From Investment Operations         0.02         1.02         1.55       (0.83)      (0.65)      (0.22)
                                                 -----------  -----------   ----------   ---------   ---------   ---------
                                                 -----------  -----------   ----------   ---------   ---------   ---------

Less Distributions

From net investment income                            (0.04)       (0.27)       (0.16)      (0.17)      (0.25)      (0.37)
From net realized gains                                            (0.45)       (0.01)                  (0.07)      (0.17)
                                                 -----------  -----------   ----------   ---------   ---------   ---------
                                                 -----------  -----------   ----------   ---------   ---------   ---------

Total Distributions                                   (0.04)       (0.72)       (0.17)      (0.17)      (0.32)      (0.54)
                                                 -----------  -----------   ----------   ---------   ---------   ---------
                                                 -----------  -----------   ----------   ---------   ---------   ---------

Net Asset Value, End of Period                 $       9.30 $       9.32  $      9.02  $     7.64  $     8.64  $     9.61
                                                 ===========  ===========   ==========   =========   =========   =========
                                                 ===========  ===========   ==========   =========   =========   =========


Total Return                                          0.25% o     11.55%       20.34%      (9.63%)     (6.74%)     (2.19%)

Net Assets, End of Period ($000)               $    995,411 $  1,004,313  $   931,192  $  595,560  $   67,421  $   34,931

Ratio of Expenses to Average Net Assets #             0.10% *      0.10%        0.10%       0.10%       0.10%       0.10%

Ratio of Net Investment Income to Average Net Assets  0.93% *      2.45%        2.23%       3.62%       2.77%       3.98%

Portfolio Turnover Rate                              27.15% o     38.17%       74.01%      45.84%      67.24%     172.40%


 # Does not include expenses of the investment companies in which the portfolio invests.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized


See notes to financial statements.                                                                               (Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:



                                                 Six Months Ended                   Year Ended December 31,
                                                 --------------------------------------------------------------------------
                                                 --------------------------------------------------------------------------
                                                 June 30, 2005     2004         2003         2002        2001         2000
                                                 -------------  -----------   ----------   ----------  ----------   ---------
                                                 -------------  -----------   ----------   ----------  ----------   ---------
                                    UNAUDITED
Net Asset Value, Beginning of Period           $       9.58 $       8.62  $      7.05  $     8.30  $     9.59  $    10.71

Income from Investment Operations

Net investment income                                  0.04         0.20         0.13        0.15        0.13        0.33
Capital gain distributions received                                 0.15         0.04        0.08        0.08        0.28
                                                 -----------  -----------   ----------   ---------   ---------   ---------
                                                 -----------  -----------   ----------   ---------   ---------   ---------

    Total distributions received                       0.04         0.35         0.17        0.23        0.21        0.61

Net realized and unrealized gain (loss) on investments(0.01)        0.81         1.53       (1.33)      (1.24)      (1.22)
                                                 -----------  -----------   ----------   ---------   ---------   ---------
                                                 -----------  -----------   ----------   ---------   ---------   ---------

Total Income (Loss) From Investment Operations         0.03         1.16         1.70       (1.10)      (1.03)      (0.61)
                                                 -----------  -----------   ----------   ---------   ---------   ---------
                                                 -----------  -----------   ----------   ---------   ---------   ---------

Less Distributions

From net investment income                            (0.04)       (0.20)       (0.13)      (0.15)      (0.19)      (0.33)
From net realized gains                                                                                 (0.07)      (0.18)
                                                 -----------  -----------   ----------   ---------   ---------   ---------
                                                 -----------  -----------   ----------   ---------   ---------   ---------

Total Distributions                                   (0.04)       (0.20)       (0.13)      (0.15)      (0.26)      (0.51)
                                                 -----------  -----------   ----------   ---------   ---------   ---------
                                                 -----------  -----------   ----------   ---------   ---------   ---------

Net Asset Value, End of Period                 $       9.57 $       9.58  $      8.62  $     7.05  $     8.30  $     9.59
                                                 ===========  ===========   ==========   =========   =========   =========
                                                 ===========  ===========   ==========   =========   =========   =========


Total Return                                          0.28% o     13.51%       24.25%        (13.29%)    (10.74%)  (5.77%)

Net Assets, End of Period ($000)               $     72,847 $     74,530  $    66,114  $   50,587  $   81,364  $   44,686

Ratio of Expenses to Average Net Assets #             0.10% *      0.10%        0.10%       0.10%       0.10%       0.10%

Ratio of Net Investment Income to Average Net Assets  0.76% *      2.24%        1.77%       1.68%       1.96%       2.29%

Portfolio Turnover Rate                              33.35% o     51.14%      103.04%     155.78%      50.92%     161.22%


 # Does not include expenses of the investment companies in which the portfolio invests.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized


See notes to financial statements.                                                                               (Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:



                                                 Six Months Ended                   Year Ended December 31,
                                                 --------------------------------------------------------------------------
                                                 --------------------------------------------------------------------------
                                                 June 30, 2005     2004         2003         2002        2001         2000
                                                 -------------  -----------   ----------   ----------  ----------   ---------
                                                 -------------  -----------   ----------   ----------  ----------   ---------
                                    UNAUDITED
Net Asset Value, Beginning of Period           $       9.56 $       8.93  $      7.85  $     8.72  $     9.59  $    10.32

Income from Investment Operations

Net investment income                                  0.07         0.25         0.20        0.33        0.28        0.38
Capital gain distributions received                    0.00         0.11         0.04        0.09        0.05        0.15
                                                 -----------  -----------   ----------   ---------   ---------   ---------
                                                 -----------  -----------   ----------   ---------   ---------   ---------

    Total distributions received                       0.07         0.36         0.24        0.42        0.33        0.53

Net realized and unrealized gain (loss) on investments 0.01         0.52         1.05       (0.97)      (0.84)      (0.78)
                                                 -----------  -----------   ----------   ---------   ---------   ---------
                                                 -----------  -----------   ----------   ---------   ---------   ---------

Total Income (Loss) From Investment Operations         0.08         0.88         1.29       (0.55)      (0.51)      (0.25)
                                                 -----------  -----------   ----------   ---------   ---------   ---------
                                                 -----------  -----------   ----------   ---------   ---------   ---------

Less Distributions

From net investment income                            (0.07)       (0.25)       (0.21)      (0.32)      (0.31)      (0.38)
From net realized gains                                                                                 (0.05)      (0.10)
                                                 -----------  -----------   ----------   ---------   ---------   ---------
                                                 -----------  -----------   ----------   ---------   ---------   ---------

Total Distributions                                   (0.07)       (0.25)       (0.21)      (0.32)      (0.36)      (0.48)
                                                 -----------  -----------   ----------   ---------   ---------   ---------
                                                 -----------  -----------   ----------   ---------   ---------   ---------

Net Asset Value, End of Period                 $       9.57 $       9.56  $      8.93  $     7.85  $     8.72  $     9.59
                                                 ===========  ===========   ==========   =========   =========   =========
                                                 ===========  ===========   ==========   =========   =========   =========


Total Return                                          0.82% o      9.90%       16.61%      (6.26%)     (5.38%)     (2.35%)

Net Assets, End of Period ($000)               $     17,762 $     18,832  $    15,461  $   11,924  $   20,727  $    9,205

Ratio of Expenses to Average Net Assets #             0.10% *      0.10%        0.10%       0.10%       0.10%       0.10%

Ratio of Net Investment Income to Average Net Assets  1.40% *      2.85%        2.76%       3.04%       3.58%       4.28%

Portfolio Turnover Rate                              46.09% o     50.48%      110.33%     157.51%      58.68%     103.51%


 # Does not include expenses of the investment companies in which the portfolio invests.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized


See notes to financial statements.                                                                               (Concluded)





Schedule of Investments
June 30, 2005
UNAUDITED

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                   Maxim Aggressive Profile II Portfolio
Common Stock
Shares                                                                           Value ($)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

   5,773,161     Maxim Ariel MidCap Value Portfolio                         $     135,727,008
   3,592,435     Maxim Ariel Small-Cap Value Portfolio                             50,473,712
   3,949,733     Maxim INVESCO ADR Portfolio                                       67,066,461
   4,738,388     Maxim Janus Large Cap Growth Portfolio                            68,564,470
   2,510,784     Maxim Loomis Sayles Small-Cap Value Portfolio                     52,174,084
   5,015,024     Maxim MFS(R) International Growth Portfolio                       66,599,524
   2,255,548     Maxim MFS(R) Small-Cap Growth Portfolio                           34,803,103
   3,625,557     Maxim T. Rowe Price Equity/Income Portfolio                       66,673,989
   3,973,883     Maxim T. Rowe Price MidCap Growth Portfolio                       68,509,742
   4,910,641     Maxim Templeton(R) International Equity Portfolio                 66,735,610
                                                                               ---------------
                                                                               ---------------

Total Aggressive Profile II Portfolio                                       $     677,327,703
                                                                               ===============
                                                                               ===============
(Cost of Investments $589,015,821)


See Notes to Financial Statements.


Schedule of Investments
June 30, 2005
UNAUDITED
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                  Maxim Conservative Profile II Portfolio
Common Stock
Shares                                                                           Value ($)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

 47,916,440*     Great-West Life & Annuity Contract                         $      48,369,529
     463,647     Maxim Ariel MidCap Value Portfolio                                10,900,351
   2,181,393     Maxim Federated Bond Portfolio                                    21,661,231
   3,047,648     Maxim Global Bond Portfolio                                       32,000,311
     211,903     Maxim INVESCO ADR Portfolio                                        3,598,114
   1,521,807     Maxim Janus Large Cap Growth Portfolio                            22,020,554
     267,472     Maxim MFS(R) International Growth Portfolio                        3,552,031
   2,145,032     Maxim Salomon Brothers High Yield Bond Portfolio                  22,179,626
   1,635,564     Maxim Short Duration Bond Portfolio                               16,175,725
     582,331     Maxim T. Rowe Price Equity/Income Portfolio                       10,709,073
     263,460     Maxim Templeton(R) International Equity Portfolio                  3,580,427
   1,815,842     Maxim U.S. Government Mortgage Securities Portfolio               21,608,515
                                                                               ---------------
                                                                               ---------------

Total Conservative Profile II Portfolio                                     $     216,355,487
                                                                               ===============
                                                                               ===============
(Cost of Investments $209,386,902)


See Notes to Financial Statements.

*  Represents amount contributed.


Schedule of Investments
June 30, 2005
UNAUDITED
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
                    Maxim Moderate Profile II Portfolio
Common Stock
Shares                                                                            Value ($)
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

 146,697,846*     Great-West Life & Annuity Contract                         $     148,112,061
    4,265,204     Maxim Ariel MidCap Value Portfolio                               100,274,946
    1,769,362     Maxim Ariel Small-Cap Value Portfolio                             24,859,530
    5,016,531     Maxim Federated Bond Portfolio                                    49,814,153
    9,343,876     Maxim Global Bond Portfolio                                       98,110,708
    3,892,643     Maxim INVESCO ADR Portfolio                                       66,097,072
    7,001,588     Maxim Janus Large Cap Growth Portfolio                           101,312,977
    1,236,659     Maxim Loomis Sayles Small-Cap Value Portfolio                     25,697,769
    4,935,150     Maxim MFS(R) International Growth Portfolio                       65,538,796
    4,933,992     Maxim Salomon Brothers High Yield Bond Portfolio                  51,017,479
    5,357,045     Maxim T. Rowe Price Equity/Income Portfolio                       98,516,060
    2,935,938     Maxim T. Rowe Price MidCap Growth Portfolio                       50,615,573
    4,839,681     Maxim Templeton(R) International Equity Portfolio                 65,771,268
    4,175,783     Maxim U.S. Government Mortgage Securities Portfolio               49,691,815
                                                                                ---------------
                                                                                ---------------

Total Moderate Profile II Portfolio                                          $     995,430,207
                                                                                ===============
                                                                                ===============
(Cost of Investments $906,340,652)


See Notes to Financial Statements.

*  Represents amount contributed.


Schedule of Investments
June 30, 2005
UNAUDITED
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
             Maxim Moderately Aggressive Profile II Portfolio
Common Stock
Shares                                                                           Value ($)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

  3,571,045*     Great-West Life & Annuity Contract                         $       3,605,315
     311,443     Maxim Ariel MidCap Value Portfolio                                 7,322,029
     258,384     Maxim Ariel Small-Cap Value Portfolio                              3,630,300
     183,140     Maxim Federated Bond Portfolio                                     1,818,582
     382,252     Maxim Global Bond Portfolio                                        7,163,645
     355,473     Maxim INVESCO ADR Portfolio                                        6,035,933
     767,293     Maxim Janus Large Cap Growth Portfolio                            11,102,736
     180,670     Maxim Loomis Sayles Small-Cap Value Portfolio                      3,754,332
     450,742     Maxim MFS(R) International Growth Portfolio                        5,985,856
     360,381     Maxim Salomon Brothers High Yield Bond Portfolio                   3,726,340
     391,181     Maxim T. Rowe Price Equity/Income Portfolio                        7,193,817
     214,431     Maxim T. Rowe Price MidCap Growth Portfolio                        3,696,793
     441,414     Maxim Templeton(R) International Equity Portfolio                  5,998,820
     152,438     Maxim U.S. Government Mortgage Securities Portfolio                1,814,013
                                                                               ---------------
                                                                               ---------------

Total Moderately Aggressive Profile II Portfolio                            $      72,848,511
                                                                               ===============
                                                                               ===============
(Cost of Investments $67,922,955)


See Notes to Financial Statements.

*  Represents amount contributed.


Schedule of Investments
June 30, 2005
UNAUDITED
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
           Maxim Moderately Conservative Profile II Portfolio
Common Stock
Shares                                                                         Value ($)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

  3,926,509*     Great-West Life & Annuity Contract                       $      3,963,737
      37,996     Maxim Ariel MidCap Value Portfolio                                893,283
      31,521     Maxim Ariel Small-Cap Value Portfolio                             442,874
      89,367     Maxim Federated Bond Portfolio                                    887,414
     166,472     Maxim Global Bond Portfolio                                     1,747,954
      52,002     Maxim INVESCO ADR Portfolio                                       882,989
     124,809     Maxim Janus Large Cap Growth Portfolio                          1,805,982
      22,041     Maxim Loomis Sayles Small-Cap Value Portfolio                     458,010
      66,018     Maxim MFS(R) International Growth Portfolio                       876,716
     175,838     Maxim Salomon Brothers High Yield Bond Portfolio                1,818,169
      44,668     Maxim Short Duration Bond Portfolio                               441,765
      47,725     Maxim T. Rowe Price Equity/Income Portfolio                       877,659
      52,320     Maxim T. Rowe Price MidCap Growth Portfolio                       901,993
      64,651     Maxim Templeton(R) International Equity Portfolio                 878,611
      74,387     Maxim U.S. Government Mortgage Securities Portfolio               885,201
                                                                             --------------
                                                                             --------------

Total Moderately Conservative Profile II Portfolio                        $     17,762,357
                                                                             ==============
                                                                             ==============
(Cost of Investments $17,072,147)


See Notes to Financial Statements.

*  Represents amount contributed.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Aggressive Profile II, Maxim Conservative Profile II, Maxim Moderate Profile II, Maxim Moderately Aggressive Profile II and Maxim Moderately Conservative Profile II Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is: to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Maxim Aggressive Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Maxim Conservative Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Maxim Moderate Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Maxim Moderately Aggressive Profile II Portfolio; and to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Maxim Moderately Conservative Profile II Portfolio. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolio are available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Life Insurance Company, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company provide administrative services.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund. Investments in the Great-West Life & Annuity Contract are valued at the cost plus interest credited to the investment.

      Dividends

      Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income and realized gain distributions from other funds are accrued as of the ex-dividend date.

      Federal Income Taxes

      For federal income tax purposes, each Portfolio of the Fund currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.


2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Portfolio. Each Portfolio will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      The Portfolios each may invest in a fixed interest contract issued and guaranteed by GWL&A. The contract has a stable principal value and pays a fixed rate of interest. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis).

      As of June 30, 2005, there were 35 funds for which the Directors served as Directors or Trustees, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors or Trustees was $56,250 for the six months ended June 30, 2005. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

      An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act. A summary of transactions during the six months ended June 30, 2005, in which the issuer was an affiliate of the Portfolio, is included on the following pages:



                                                   Market                                                                 Market
                                    Shares          Value        Purchase                     Realized       Dividends     Value
             Affiliate                Held       12/31/2004        Cost        Sales Cost       Gain         Received    6/30/2005
     ---------------------------    ----------   ------------    ----------    -----------   ------------    ---------  ------------
     ---------------------------    ----------   ------------    ----------    -----------   ------------    ---------  ------------
     Aggressive Profile II
       Portfolio
     ---------------------------
     ---------------------------
        Maxim Ariel MidCap
        Value Portfolio             5,773,161    137,325,530  $  10,436,957 $   8,886,763     3,241,625   $   268,101  $135,727,008
        Maxim Ariel Small-Cap
        Value Portfolio             3,592,435     50,431,234     3,992,083      3,079,506     1,087,524        31,473    50,473,712


        Maxim INVESCO ADR
        Portfolio                   3,949,733     68,982,243     5,707,808      4,672,950     2,090,259             0    67,066,461
        Maxim Janus Large Cap
        Growth Portfolio            4,738,388    103,413,144     4,759,584     32,329,325     9,955,588             0    68,564,470
        Maxim Loomis Sayles
        Small-Cap Value
        Portfolio                   2,510,784     51,747,386     3,959,463      2,541,510       998,170        79,195    52,174,084
        Maxim MFS(R)
        International Growth
        Portfolio                   5,015,024     69,340,634     5,227,867      4,780,794     1,663,749             0    66,599,524
        Maxim MFS(R) Small-Cap
        Growth Portfolio            2,255,548     34,338,975     4,119,914      1,953,703       346,869             0    34,803,103
        Maxim T. Rowe Price
        Equity/Income Portfolio     3,625,557     33,990,924     36,706,058     3,061,159       646,433       472,186    66,673,989
        Maxim T. Rowe Price
        MidCap Growth Portfolio     3,973,883     68,179,962     5,422,764      4,487,347     1,578,893             0    68,509,742
        Maxim Templeton(R)
        International Equity
        Portfolio                   4,910,641     69,056,292     5,671,283      4,927,378     2,485,021             0    66,327,703








                                                   Market                                    Realized                    Market
                                    Shares          Value        Purchase                      Gain/        Dividends      Value
             Affiliate                Held       12/31/2004        Cost        Sales Cost      (Loss)       Received     6/30/2005
     ---------------------------    ----------   ------------    ----------    -----------   -----------    ----------   -----------

     Conservative Profile II
       Portfolio
     ---------------------------
     ---------------------------
        Maxim Federated Bond
        Portfolio                   2,181,393     21,233,239  $  2,569,949  $   2,275,289      (24,773)  $    321,639    21,661,231
        Maxim Global Bond
        Portfolio                   3,047,648     32,284,930     3,513,107      3,294,988      106,721        305,506    32,000,311
        Maxim Janus Large Cap
        Growth Portfolio            1,521,807     22,314,397     1,737,703      2,217,939      818,100              0    22,020,554
        Maxim Salomon Brothers
        High Yield Bond
        Portfolio                   2,145,032     21,358,067     3,503,125      2,152,205      105,378        622,110    22,179,626
        Maxim Short Duration
        Bond Portfolio              1,635,564     63,631,514     3,924,801     51,442,777     (608,131)       931,264    16,175,725
        Maxim U.S. Government
        Mortgage Securities
        Portfolio                   1,815,842     21,238,173     2,587,229      2,354,412     (101,425)       416,200    21,608,515







                                                  Market                                     Realized                    Market
                                    Shares         Value        Purchase                      Gain/        Dividends      Value
             Affiliate               Held        12/31/2004       Cost        Sales Cost      (Loss)       Received     6/30/2005
     --------------------------    ----------    -----------    ----------    -----------   -----------    ---------    -----------

     Moderate Profile II
       Portfolio
     --------------------------
     --------------------------
       Maxim Ariel MidCap
       Value Portfolio             4,265,204  $  102,145,482 $  5,946,806  $   5,221,191    2,591,506   $   198,104  $ 100,274,946
       Maxim Federated Bond
       Portfolio                   5,016,531     48,783,803     4,322,350      3,580,335      (41,242)      745,748     49,814,153
       Maxim Global Bond
       Portfolio                   9,343,876     98,907,941     7,619,245      6,999,621      214,712       936,403     98,110,708
       Maxim INVESCO ADR
       Portfolio                   3,892,643     51,311,164     19,787,302     2,515,060    1,461,258             0     66,097,072
       Maxim Janus Large Cap
       Growth Portfolio            7,001,588     102,563,249    4,834,288      7,868,284    2,885,699             0    101,312,977
       Maxim Loomis Sayles
       Small-Cap Value             1,236,659     25,660,864     1,816,892      1,202,499      564,093        39,012     25,697,769
       Portfolio
       Maxim MFS(R)
       International Growth
       Portfolio                   4,935,150     51,578,356     19,525,872    46,482,127    3,291,047             0     65,538,796
       Maxim Salomon Brothers
       High Yield Bond             4,933,992     49,072,176     6,427,314      3,320,655      158,412      1,430,586    51,017,479
       Portfolio
       Maxim T. Rowe Price
       Equity/Income Portfolio     5,357,045     101,130,723    5,997,502      5,819,806    1,720,636       697,803     98,516,060
       Maxim T. Rowe Price
       MidCap Growth Portfolio     2,935,938     50,712,594     3,126,704      3,054,228      844,969             0     50,615,573
       Maxim Templeton(R)
       International Equity
       Portfolio                   4,839,681     51,388,622     19,234,555     2,449,667    1,520,775             0     65,771,268
       Maxim U.S. Government
       Mortgage Securities
       Portfolio                   4,175,783     48,795,310     4,357,859      3,669,417     (124,463)      964,978     49,691,815


3. PURCHASES & SALES OF UNDERLYING INVESTMENTS

      For the six months ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

                                                                  Purchases          Sales
                                                                 ------------    ---------------
     Aggressive Profile II Portfolio                              86,003,781         94,814,567
     Conservative Profile II Portfolio                            72,972,905         71,979,569
     Moderate Profile II Portfolio                               267,287,628        274,125,048

     Moderately Aggressive Profile II Portfolio                   21,695,965         23,325,058
     Moderately Conservative Profile II Portfolio                  8,299,817          9,404,206

4. UNREALIZED APPRECIATION (DEPRECIATION)

      The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2005 were as follows:

                                  Cost For                                                  Net
                                   Income                                               Unrealized
                                    Tax            Gross              Gross            Appreciation
                                  Purposes      Appreciation      Depreciation        (Depreciation)
                                -------------   -------------    ----------------    ------------------
     Aggressive Profile II
        Portfolio            $   600,010,265  $   77,317,438  $               0   $         77,317,438

     Conservative Profile
        II Portfolio             211,594,107       7,778,748         (3,017,368)             4,761,380
     Moderate Profile II
        Portfolio                917,505,011      81,575,847         (3,650,651)            77,925,196
     Moderately Aggressive
        Profile II Portfolio
                                  74,032,749       2,441,516         (3,625,754)           (1,184,238)
     Moderately Conservative
        Profile II Portfolio      18,361,078         438,264         (1,036,985)             (598,721)



5. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. Due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

                                      * * *

Investment Advisory Contract Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 27, 2005 (the "Meeting"), the continuation of the Investment Advisory Agreement between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM") and the Sub-Advisory Agreements between MCM and each of the following Sub-Advisers: Ariel Capital Management, Inc.; BNY Investment Advisors; Federated Investment Management Company; INVESCO Global Asset Management (N.A.); Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; Salomon Brothers Asset Management Company Inc.; Standish Mellon Asset Management LLC; T. Rowe Price Associates, Inc.; and Templeton Investment Counsel, LLC.

Based on its review of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"), the information described below, and such considerations as the Board deemed relevant, the Board concluded that the terms of the Agreements are fair and reasonable, and that the advisory and sub-advisory fee rates provided in the Agreements are fair and reasonable in relation to the services rendered.

The Independent Directors met separately on March 30, 2005, with independent legal counsel to review and evaluate in advance of the Meeting information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Agreements. In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that information regarding performance is provided to the Board on an ongoing basis at regular meetings of the Board held throughout the year. Discussed below are the principal factors considered by the Board in approving the Agreements. This discussion is not intended to be all-inclusive. In approving the Agreements, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Under the terms of the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Under the terms of the Sub-Advisory Agreements noted above, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell, or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

Nature, Extent and Quality of Services. The Board considered and concluded that it was satisfied with the nature, extent, and quality of services provided and to be provided by MCM to each Portfolio and each Sub-Adviser to the applicable Portfolio(s). In this regard, the Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, MCM's and each Sub-Adviser's overall financial condition, technical resources, and operational capabilities. Consideration was given to the fact that at regular meetings of the Board held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio and performance of each Portfolio. The Board also considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided.

Investment Performance. The Board considered and concluded that, as to each Portfolio other than the "Affected Portfolios" discussed below, it was satisfied with the investment performance of the Portfolios or satisfied with the steps being taken to address under-performance. As to the Affected Portfolios, the Board concluded that the investment performance was sufficient to support renewal of the contracts while MCM considered and presented to the Board other options. The Board reviewed information regarding the investment performance of each Portfolio, as compared against various benchmarks and the performance of similar funds. For each Portfolio, the performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2004, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings. The Board considered the composition of each Portfolio's "peer" funds, as determined by MCM, based on the Portfolio's Morningstar category. The Board noted in each case how the Portfolios performed relative to the short- and long-term returns of applicable benchmarks and peer funds, and in cases where a Portfolio significantly underperformed reviewed the measures that were being undertaken to improve performance.

Costs and Profitability. The Board considered the cost of services to be provided and profits to be realized by MCM and each Sub-Adviser and their affiliates from their relationships with the Portfolios. The Board concluded that the cost of services and the profitability of MCM and, to the extent such information was available, the Sub-Advisers, were reasonable in relation to the nature, extent and quality of the services rendered. With respect to the cost of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers, as determined by MCM based on each Portfolio's Morningstar category. The Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board concluded that the total expenses of the Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

The Board considered the overall financial soundness of MCM and each Sub-Adviser and the profits to be realized by MCM and its affiliates and, to the extent practicable, the Sub-Adviser and its affiliates. The Board requested and reviewed the financial statements of and profitability information from MCM and the Sub-Advisers. Some Sub-Advisers were unwilling or unable to provide this information because the information was considered proprietary or could not be reasonably obtained without undue expense. The Board considered the total fees paid to each Sub-Adviser and concluded, in light of the arms-length relationships between MCM and each Sub-Adviser and the level of fees paid, profitability to each Sub-Adviser was not unreasonable. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability among advisers because comparative information is not generally available to the public and, when available, is qualified by various assumptions and other factors. Based upon its evaluation, the Board concluded that the profitability to MCM was not unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, the profitability and financial condition of MCM, and the current level of Portfolio assets. The Board concluded that the Portfolios were not of sufficient size to identify economies of scale, and that no changes were currently necessary to reflect economies of scale.

Other Factors. The Board also considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board concluded that management and sub-advisory fees were reasonable, taking into account the ancillary benefits.

At a meeting held June 13, 2005, the Fund's Board, including the Independent Directors, approved the retention of three new sub-advisors (the "New Sub-Advisers," each a "New Sub-Adviser") and sub-advisory agreements for each sub-adviser, each to replace the existing sub-advisers for the Maxim Global Bond, Maxim Templeton(R) International Equity and Maxim MFS(R) Small-Cap Growth Portfolios (the "Affected Portfolios") as follows:

Affected Portfolio                       Previous Sub-Adviser                   New Sub-Adviser
------------------                       --------------------                   ---------------
Maxim Global Bond Portfolio              Standish Mellon Asset Management, LLC  Franklin Advisors, Inc.

Maxim Templeton(R) International Equity  Templeton Investment Counsel, LLC      Alliance Capital Management L.P.
Portfolio

Maxim MFS(R) Small-Cap Growth Portfolio  Massachusetts Financial Services       Trusco Capital Management, Inc.
                                         Company

The New Sub-Advisors began providing management services to the Affected Portfolios effective July 5, 2005.

Investment Performance. In the March 30, 2005 meeting of the Independent Directors and the April 27, 2005 meeting of Board, the Directors had noted that the performance of each of the Affected Portfolios had a percentile ranking at 35% or below on 1-year, 3-year, 5-year and 10-year basis(1), other than the Maxim MFS(R) Small-Cap Growth Portfolio which had a percentile ranking of 51% on a 10-year basis, but was below 35% for all other periods. As a result, MCM conducted a search for replacement sub-advisers for the Portfolios and presented proposed new sub-advisers at the June 13, 2005 meeting.

Nature, Extent and Quality of Services. The Board considered and concluded that it was satisfied with the nature, extent, and quality of services to be provided by each New Sub-Adviser. In this regard, the Board considered, among other things, each New Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Affected Portfolios, obligation to consult as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Affected Portfolios. The Board also considered each New Sub-Adviser's reputation for management of their specific investment strategies, and each New Sub-Adviser's overall financial condition, technical resources, and operational capabilities. The Board also considered each New Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Affected Portfolios and procedures the New Sub-Advisers use for obtaining best execution for transactions in the Affected Portfolios.

Management Fees and Expenses. The Board considered and reviewed the current management fees and expenses for each Affected Portfolio, noting that the current management fees for each of the Affected Portfolios would remain the same since MCM is responsible for compensating the New Sub-Advisers. In addition, the Board noted that, in the case of the Maxim Templeton(R) International Equity Portfolio, MCM has voluntarily agreed to lower the Portfolio's cap on total annual operating expenses, including the management fee paid to MCM of 1.00%, from 1.50% to 1.20%. Accordingly, the management fee for this Portfolio will remain 1.00%; however, the maximum amount of other expenses assessable to the Portfolio will be reduced from 0.50% to 0.20%. MCM may terminate this lower expense cap at any time.

The Board also considered and reviewed the current sub-advisory fees and new sub-advisory fees to be paid in relation to each of the Affected Portfolios. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers and similar funds managed by the New Sub-Advisers. The Board also considered each Affected Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Affected Portfolio. Based on the information provided, the Board concluded that the total expenses of the Affected Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Affected Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

Other Factors. The Board also considered and reviewed questionnaires completed by each New Sub-Adviser, each New Sub-Adviser's compliance manual, code of ethics, proxy voting policies, Form ADV and the investment team's biographies The Board also took into account the fact that the Affected Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.

Affected Portfolio Name Change. In connection with the Sub-Adviser change, the name of two of the Affected Portfolios was changed. The Maxim Templeton(R) International Equity Portfolio name was changed to the Maxim Bernstein International Equity Portfolio. The Maxim MFS(R) Small-Cap Growth Portfolio name was changed to the Maxim Trusco Small-Cap Growth Portfolio. The Maxim Global Bond Portfolio name is unchanged.

--------
(1) A percentile ranking of 100% represents the best in class performance whereas 0% represents the lowest.



                                      * * *

ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.


ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 11.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.


By:      /s/ W.T. McCallum
         W. T. McCallum
         President

Date:    August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
         /s/ W.T. McCallum
         W. T. McCallum
         President

Date:    August 24, 2005


         By: /s/ G.R. McDonald
         G. R. McDonald
         Treasurer

Date:    August 24, 2005